Net income per common share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share
Computation of Net Income (Loss) Per Common Share ("EPS"), Basic and Diluted
(In thousands, except per share information)	2020	2019	2018
Net income	$506,622	$671,135	$618,158
Preferred stock dividends	(1,758)	(3,723)	(3,723)
Net income applicable to common stock	$504,864	$667,412	$614,435
Average common shares outstanding	85,882,371	96,848,835	101,142,258
Average potential dilutive common shares	92,888	148,965	166,385
Average common shares outstanding - assuming dilution	85,975,259	96,997,800	101,308,643
Basic EPS	$5.88	$6.89	$6.07
Diluted EPS	$5.87	$6.88	$6.06